Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	June 30,	December 31,
	2024	2023
	(Unaudited)
Interconexión Eléctrica S.A. E.S.P.	3,418,475	3,252,388
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Limited	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,309,875	5,143,788
Less Impairment Hocol Petroleum Ltd	(297,121)	(297,121)
Total	5,012,754	4,846,667